PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Property, plant and equipment
	(in thousands)
	June 30, 2023	December 31, 2022

Land and Building	$7,581	$7,581
Furniture and Equipment	1,314	1,336
Computer Hardware	334	299
Leasehold Improvements	7,901	8,009
Vehicles	57	103
Construction in Progress	2,565	2,565
Subtotal	19,752	19,893
Less Accumulated Depreciation	(7,175)	(6,893)
Property, Equipment and Leasehold Improvements, Net	$12,577	$13,000

	(in thousands)
	December 31, 2022	December 31, 2021

Land and Building	$7,581	$7,787
Furniture and Equipment	1,336	3,205
Computer Hardware	299	348
Leasehold Improvements	8,009	14,357
Vehicles	103	1,027
Construction in Progress	2,565	1,832
Subtotal	19,893	28,556
Less Accumulated Depreciation	(6,893)	(5,392)
Property, Equipment and Leasehold Improvements, Net	$13,000	$23,164